Goldman Sachs Enhanced Income Fund Expense Example - Class A Inst Serv Adm Inv R6 Shares [Member] - Goldman Sachs Enhanced Income Fund	Mar. 31, 2026 USD ($)
Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 59
Expense Example, with Redemption, 3 Years	190
Expense Example, with Redemption, 5 Years	333
Expense Example, with Redemption, 10 Years	748
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	36
Expense Example, with Redemption, 3 Years	117
Expense Example, with Redemption, 5 Years	206
Expense Example, with Redemption, 10 Years	466
Service Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	276
Expense Example, with Redemption, 5 Years	480
Expense Example, with Redemption, 10 Years	1,071
Administration Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	197
Expense Example, with Redemption, 5 Years	344
Expense Example, with Redemption, 10 Years	772
Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	44
Expense Example, with Redemption, 3 Years	142
Expense Example, with Redemption, 5 Years	250
Expense Example, with Redemption, 10 Years	565
Class R6 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	35
Expense Example, with Redemption, 3 Years	114
Expense Example, with Redemption, 5 Years	200
Expense Example, with Redemption, 10 Years	$ 454